UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05476

LORD ABBETT GLOBAL FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Lawrence B. Stoller, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2007

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL EQUITY FUND September 30, 2007

		U.S. $
		Value
Investments	Shares	(000)

COMMON STOCKS 94.90%

Australia 0.54%
Boart Longyear Group*	176,266	$372
Oxiana Ltd.	84,357	291
Total		663

Belgium 1.62%
Delhaize Group	7,680	736
KBC Groupe NV	9,220	1,268
Total		2,004

Bermuda 0.17%
XL Capital Ltd. Class A	2,600	206

Brazil 0.35%
Rossi Residencial S.A.	8,100	228
Souza Cruz S.A.	7,700	200
Total		428

Canada 2.87%
Addax Petroleum Corp.	26,050	1,027
Alcan, Inc.	6,260	627
Barrick Gold Corp.	17,906	721
OPTI Canada Inc.*	16,090	301
Teck Cominco Ltd. Class B	18,404	874
Total		3,550

China 0.58%
Sino-Ocean Land Holdings Ltd.*	19,500	28
Yanzhou Coal Mining Co., Ltd.	333,000	685
Total		713

Czech Republic 0.93%
CEZ AS	18,834	1,156

Egypt 0.65%
Orascom Telecom Holding (S.A.E.) GDR	12,300	804

Finland 0.63%
Nokia Oyj ADR	20,600	$781

France 2.74%
AXA	14,790	662
BNP Paribas S.A.	8,870	971
CGG Veritas*	2,867	937
Schneider Electric S.A.	6,524	824
Total		3,394

Germany 6.82%
Allianz AG Registered Shares	2,438	570
Bayerische Motoren Werke AG	6,468	417
Deutsche Telekom AG Registered Shares	39,711	780
E. On AG	5,738	1,061
Fresenius Medical Care AG & Co. KGaA	20,284	1,078
Henkel KGaA	18,525	877
Linde AG	10,360	1,287
Merck KGaA	4,546	548
SAP AG	13,009	762
Siemens AG	4,883	671
Symrise GmbH & Co. AG*	14,556	386
Total		8,437

Greece 2.31%
Folli-Follie S.A.	8,240	336
Hellenic Telecomn Organization S.A.	26,877	996
National Bank of Greece S.A.	23,872	1,522
Total		2,854

Hong Kong 0.90%
Agile Property Holdings Ltd.	150,000	315
China Unicom Ltd.	168,860	349
Galaxy Entertainment Group Ltd.*	405,000	449
Total		1,113

Indonesia 0.55%
Indosat tbk PT	805,500	678

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL EQUITY FUND September 30, 2007

		U.S. $
		Value
Investments	Shares	(000)

Israel 0.37%
Teva Pharmaceutical Industries Ltd. ADR	10,230	$455

Italy 0.63%
Telecom Italia S.p.A.	254,562	774

Japan 6.54%
Capcom Co., Ltd.	21,000	484
Daiichi Sankyo Co., Ltd.	22,100	664
Don Quijote Co., Ltd.	15,600	323
East Japan Railway Co.	100	789
Nippon Commercial Investment REIT	183	795
Nissin Food Products Co., Ltd.	12,632	451
NSK Ltd.	78,000	685
ORIX Corp.	1,974	450
Ricoh Co., Ltd.	45,600	965
Shionogi & Co., Ltd.	17,000	262
Sumitomo Corp.	44,000	850
THK Co., Ltd.	15,700	331
Tokyo Tatemono Co., Ltd.	56,000	714
Yamada Denki Co., Ltd.	3,230	320
Total		8,083

Mexico 0.36%
Desarrolladora Homex, S.A. de C.V. ADR*	8,000	444

Netherlands 2.87%
ABN AMRO Holding N.V.	21,850	1,151
ING Groep N.V. CVA	19,870	882
Koninklijke Ahold N.V.*	39,638	599
Schlumberger Ltd.	8,746	919
Total		3,551

Norway 1.00%
Electromagnetic Geo-Services ASA*	44,150	737
Petroleum Geo-Services ASA*	17,440	503
Total		1,240

South Africa 0.37%
MTN Group Ltd.	30,289	$459

South Korea 1.51%
Kookmin Bank	5,269	439
Pusan Bank	27,360	502
Samsung Electronics Co., Ltd.	1,482	931
Total		1,872

Sweden 0.43%
Sandvik AB	24,800	532

Switzerland 1.70%
Nestle S.A. Registered Shares	2,266	1,018
Roche Holding Ltd. AG	5,990	1,086
Total		2,104

Taiwan 0.83%
Acer Inc.	228,830	403
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	61,924	627
Total		1,030

United Kingdom 11.93%
Aegis Group plc	326,203	834
Aviva plc	44,845	675
BAE Systems plc	154,238	1,557
BlueBay Asset Management plc*	47,399	425
British American Tobacco plc	28,825	1,033
Diageo plc ADR	3,437	302
easyJet plc*	60,861	653
Kesa Electricals plc	107,141	603
National Grid plc	70,197	1,126
Prudential plc	50,919	783
Punch Taverns plc	14,307	289
Reckitt Benckiser plc	12,952	761
Reed Elsevier Group plc	59,693	755
Rio Tinto plc ADR	1,760	604

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL EQUITY FUND September 30, 2007

		U.S. $
		Value
Investments	Shares	(000)

United Kingdom (continued)
SABMiller plc	37,815	$1,077
Shire plc	27,761	682
Tesco plc	53,123	478
Tullow Oil plc	68,553	836
Vodafone Group plc	355,183	1,283
Total		14,756

United States 44.70%
Abbott Laboratories	22,200	1,190
Activision, Inc.*	41,800	903
Adobe Systems Inc.*	10,200	445
Advanced Micro Devices, Inc.*	8,100	107
Agilent Technologies, Inc.*	10,700	395
American Express Co.	2,703	161
American International Group, Inc.	9,999	676
Amgen Inc.*	8,700	492
Amylin Pharmaceuticals, Inc.*	3,300	165
Anheuser-Busch Cos., Inc.	4,000	200
AT&T Inc.	36,810	1,557
Baker Hughes, Inc.	3,888	351
Bank of America Corp.	18,064	908
Bank of New York Mellon Corp.	19,405	857
Baxter International, Inc.	7,883	444
Best Buy Co., Inc.	8,200	377
Boeing Co. (The)	7,200	756
Bristol-Myers Squibb Co.	7,400	213
Campbell Soup Co.	11,100	411
Caterpillar Inc.	2,158	169
Celgene Corp.*	8,800	628
Chevron Corp.	8,171	765
Cisco Systems, Inc.*	30,600	1,013
Citigroup, Inc.	18,944	884
Coach, Inc.*	14,800	700
Coca-Cola Co. (The)	14,600	839
Colgate-Palmolive Co.	8,967	640
Comcast Corp. Class A*	21,937	526
ConocoPhillips	3,558	312
Corning, Inc.	36,554	901
CVS Caremark Corp.	23,052	$914
Discover Financial Services*	4,150	86
Dominion Resources, Inc.	6,100	514
Electronic Arts Inc.*	12,500	700
Eli Lilly & Co.	5,100	290
Emerson Electric Co.	12,020	640
Express Scripts, Inc.*	11,600	648
ExxonMobil Corp.	16,342	1,513
Fannie Mae	7,300	444
FPL Group, Inc.	7,200	438
Freddie Mac	3,100	183
Freeport-McMoRan Copper & Gold, Inc.	1,005	105
GameStop Corp.*	17,800	1,003
General Dynamics Corp.	5,406	457
General Electric Co.	31,556	1,306
Genzyme Corp.*	6,500	403
Gilead Sciences, Inc.*	21,756	889
Hartford Financial Group, Inc. (The)	5,951	551
Hewlett-Packard Co.	19,390	965
Home Depot, Inc. (The)	600	20
Honeywell International, Inc.	6,058	360
ImClone Systems Inc.*	9,278	384
Intel Corp.	38,288	990
International Business Machines Corp.	6,400	754
Johnson & Johnson	6,760	444
JPMorgan Chase & Co.	13,223	606
Kellogg Co.	7,000	392
Kohl’s Corp.*	7,700	441
Kraft Foods Inc. Class A	21,930	757
Kroger Co. (The)	8,663	247
Lockheed Martin Corp.	2,900	315
Macy’s, Inc.	7,200	233
Marshall & Ilsley Corp. (The)	3,700	162
Medco Health Solutions, Inc.*	4,217	381
Medtronic, Inc.	10,600	598
Merck & Co., Inc.	13,000	672
Merrill Lynch & Co., Inc.	4,700	335

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL EQUITY FUND September 30, 2007

		U.S. $
		Value
Investments	Shares	(000)

United States (continued)
MetLife, Inc.	4,200	$293
Microsoft Corp.	26,370	777
Monsanto Co.	20,250	1,736
Morgan Stanley	8,300	523
Newmont Mining Corp.	5,800	259
NVIDIA Corp.*	6,000	217
Oracle Corp.*	41,026	888
PepsiCo, Inc.	5,339	391
Pfizer, Inc.	13,749	336
PG&E Corp.	12,413	593
PNC Financial Services Group, Inc. (The)	5,700	388
Polo Ralph Lauren Corp.	3,000	233
Praxair, Inc.	7,599	637
Procter & Gamble Co. (The)	23,690	1,666
Progress Energy, Inc.	7,051	330
QUALCOMM Inc.	21,196	896
Quest Diagnostics Inc.	5,426	314
Raytheon Co.	9,033	577
Schering-Plough Corp.	2,700	85
Sprint Nextel Corp.	4,840	92
St. Jude Medical, Inc.*	11,200	494
SunTrust Banks, Inc.	2,900	219
Target Corp.	8,800	559
Texas Instruments Inc.	6,561	240
Tiffany & Co.	1,100	58
Time Warner Inc.	9,100	167
U.S. Bancorp	9,500	309
United Parcel Service, Inc. Class B	5,010	376
United Technologies Corp.	10,000	805
Valero Energy Corp.	3,000	202
Verizon Communications, Inc.	4,812	213
Wachovia Corp.	6,985	350
Walgreen Co.	2,544	120
Wal-Mart Stores, Inc.	6,902	301
Walt Disney Co. (The)	9,262	319
WebMD Health Corp. Class A*	200	10
Wells Fargo & Co.	15,364	$547
Wm. Wrigley Jr. Co.	3,700	238
Wyeth	28	1
XTO Energy, Inc.	1,584	98
Yahoo! Inc.*	11,600	311
Total		55,293
Total Common Stocks (cost $98,759,174)		117,374

FOREIGN PREFERRED STOCK 0.58%

Brazil 0.58%
Cia Energetica de Minas Gerais (cost $579,518)	33,790	719

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL EQUITY FUND September 30, 2007

	Principal	U.S. $
	Amount	Value
Investments	(000)	(000)

SHORT-TERM INVESTMENT 4.05%

Repurchase Agreement
Repurchase Agreement dated 9/28/2007, 4.38% due 10/1/2007 with State Street Bank & Trust Co. collateralized by $5,180,000 of Federal National Mortgage Assoc. at Zero Coupon due 1/2/2008; value: $5,115,250; proceeds: $5,014,392 (cost $5,012,562)	$5,013	$5,013
Total Investments in Securities 99.53% (cost $104,351,254)		123,106
Foreign Cash and Other Assets in Excess of Liabilities 0.47%		578
Net Assets 100.00%		$123,684

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
REIT	Real Estate Investment Trust.
*	Non-income producing security.

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value

LONG-TERM INVESTMENTS 77.42%

ASSET-BACKED SECURITIES 32.27%

Automobile 12.49%
BMW Vehicle Owner Trust Series 2005-A Class A4	4.28%	2/25/2010	$1,200	$1,193,339
BMW Vehicle Owner Trust Series 2006-A Class A3	5.13%	9/27/2010	160	159,874
Capital Auto Receivables Asset Trust Series 2006-1 Class A4	5.04%	5/17/2010	830	829,083
Daimler Chrysler Auto Trust Series 2005-A Class A4	3.74%	2/8/2010	1,070	1,061,820
Daimler Chrysler Auto Trust Series 2005-B Class A4	4.20%	7/8/2010	825	817,854
Daimler Chrysler Auto Trust Series 2006-B Class A3	5.33%	8/8/2010	291	291,526
Ford Credit Auto Owner Trust Series 2005-A Class A4	3.72%	10/15/2009	1,220	1,210,423
Honda Auto Receivables Owner Trust Series 2005-3 Class A3	3.87%	4/20/2009	736	731,882
USAA Auto Owner Trust Series 2005-4 Class A3	4.83%	4/15/2010	722	720,825
Total				7,016,626

Credit Cards 13.53%
American Express Credit Account Master Trust Series 2001-5 Class A	5.933%#	11/15/2010	1,400	1,401,088
American Express Credit Account Master Trust Series 2004-4 Class A	5.843%#	3/15/2012	600	598,647
Chase Credit Card Master Trust Series 2003-3 Class A	5.863%#	10/15/2010	400	400,089
Chase Credit Card Master Trust Series 2003-5 Class A	5.873%#	1/17/2011	1,000	999,841
Chase Issuance Trust Series 2005-A3 Class A	5.773%#	10/17/2011	600	598,744
Citibank Credit Card Issuance Trust Series 2003-A3 Class A3	3.10%#	3/10/2010	125	123,874
Citibank Credit Card Issuance Trust Series 2003-A6 Class A6	2.90%	5/17/2010	1,050	1,036,090
First USA Credit Card Master Trust Series 1998-6 Class A	5.774%#	4/18/2011	1,600	1,600,434
Household Affinity Credit Card Master Series 2003-1 Class A	5.873%#	2/15/2010	400	400,203
MBNA Credit Card Master Note Trust Series 2003-A3 Class A3	5.873%#	8/16/2010	600	600,308

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value

Credit Cards (continued)
MBNA Credit Card Master Note Trust Series 2003-A7 Class A7	2.65%	11/15/2010	$505	$496,838
MBNA Credit Card Master Note Trust Series 2005-A1 Class A1	4.20%	9/15/2010	1,350	1,343,981
Total				7,599,614

Home Equity 6.25%
Bank One Issuance Trust Series 2003-A6 Class A6	5.863%#	2/15/2011	540	540,120
Discover Card Master Trust I Series 2003-4 Class A1	5.863%#	5/15/2011	975	974,451
Total				3,515,094

Total Asset-Backed Securities (cost $18,083,473)				18,131,334

CORPORATE BONDS 4.80%

Auto Loans 0.04%
General Motors Acceptance Corp. LLC	6.75%	12/1/2014	25	22,691

Banking 0.52%
Citigroup, Inc.	7.25%	10/1/2010	275	290,555

Food - Wholesale 0.12%
Corn Products International, Inc.	8.45%	8/15/2009	65	68,934

Investments & Miscellaneous Financial Services 1.06%
Goldman Sachs Group, Inc.	4.50%	6/15/2010	300	295,871

Verizon Global Funding Corp.	7.25%	12/1/2010	285	302,970
Total				598,841

Media - Broadcast 0.24%
Cox Communications, Inc.	7.75%	11/1/2010	125	133,301

Media - Cable 0.50%
Comcast Corp.	5.85%	1/15/2010	275	279,528

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value

Telecommunications - Integrated/Services 2.32%
British Telecom plc (United Kingdom)(a)	8.625%	12/15/2010	$275	$302,973
Deutsche Telekom International Finance B.V. (Netherlands)(a)	8.00%	6/15/2010	275	294,754
France Telecom S.A. (France)(a)	7.75%	3/1/2011	275	295,825
SBC Communications, Inc.	5.30%	11/15/2010	275	277,630
Telefonica Europe B.V. (Netherlands)(a)	7.75%	9/15/2010	125	133,563
Total				1,304,745
Total Corporate Bonds (cost $2,663,892)				2,698,595

				U.S. $
				Value
FOREIGN BONDS 6.75%

Mexico 2.55%
Mexican Cetes(b)	Zero Coupon	12/6/2007	1,587	$1,430,174

Poland 2.32%
Poland Government(b)	5.75%	6/24/2008	3,435	1,305,298

South Africa 1.88%
Republic of South Africa(b)	10.00%	2/28/2008	7,250	1,054,356
Total Foreign Bonds (cost $3,657,098)				3,789,828

					Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.87%

Federal Home Loan Mortgage Corp.	4.198	%#	1/1/2034	712	$715,411
Federal Home Loan Mortgage Corp.	7.00%		2/1/2032	80	82,344
Federal National Mortgage Assoc.	3.501	%#	8/1/2033	213	212,855
Federal National Mortgage Assoc.	4.523	%#	7/1/2035	224	222,745
Federal National Mortgage Assoc.	5.403	%#	9/1/2036	191	190,729
Federal National Mortgage Assoc.	5.48	%#	4/1/2036	321	322,641
Federal National Mortgage Assoc.	5.514	%#	4/1/2036	161	162,084
Federal National Mortgage Assoc.	5.661	%#	8/1/2036	546	550,264
Federal National Mortgage Assoc.	5.948	%#	5/1/2036	270	274,786
Total Government Sponsored Enterprises Pass-Throughs (cost $2,715,316)					2,733,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 28.03%

Banc of America Commercial Mortgage Inc. Series 2004-2 Class A2	3.52%	11/10/2038	$936	$919,026
Banc of America Commercial Mortgage Inc. Series 2004-4 Class A3	4.128%	7/10/2042	800	788,529
Banc of America Commercial Mortgage Inc. Series 2005-3 Class A2	4.501%	7/10/2043	1,200	1,183,848
Bear Stearns Commercial Mortgage Series 2004-PWR4 Class A1	4.361%	6/11/2041	304	301,234
Bear Stearns Commercial Mortgage Series 2005-PW10 Class A2	5.27%	12/11/2040	1,200	1,207,658
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class AAB	5.575%#	1/15/2046	920	918,916
Credit Suisse First Boston Mortgage Corp. Series 2004-C3 Class A2	3.913%	7/15/2036	875	864,413
Credit Suisse First Boston Mortgage Corp. Series 2004-C5 Class A2	4.183%	11/15/2037	500	492,133
Credit Suisse Mortgage Capital Series 2005-C6 Class A1	4.938%	12/15/2040	969	966,710
JPMorgan Chase Commercial Mortgage Series 2005-LDP1 Class A1	4.116%	3/15/2046	944	934,294
JPMorgan Chase Commercial Mortgage Series 2006-LDP6 Class ASB	5.49%#	4/15/2043	990	991,807
LB-UBS Commercial Mortgage Trust Series 2003-C8 Class A2	4.207%	11/15/2027	600	594,190
LB-UBS Commercial Mortgage Trust Series 2004-C1 Class A1	2.964%	1/15/2029	1,355	1,329,605
LB-UBS Commercial Mortgage Trust Series 2004-C6 Class A2	4.187%	8/15/2029	1,000	986,513
Merrill Lynch Mortgage Trust Series 2005-LC1 Class ASB	5.282%#	1/12/2044	70	69,923
Merrill Lynch Mortgage Trust Series 2006-C1 Class A2	5.798%#	5/12/2039	1,080	1,098,028
Morgan Stanley Capital I Series 2004-T15 Class A2	4.69%	6/13/2041	600	596,129
Morgan Stanley Capital I Series 2006-T23 Class A1	5.682%	8/12/2041	20	20,706
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class A2	4.368%	8/15/2041	1,500	1,480,803
Total Non-Agency Commercial Mortgage-Backed Securities (cost $15,551,281)				15,744,465

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value

U.S. TREASURY OBLIGATION 0.70%

U.S. Treasury Bill (cost $393,759)	4.71%	2/14/2008	$400	$394,149
Total Long-Term Investments (cost $43,064,819)				43,492,230

SHORT-TERM INVESTMENTS 23.42%

Government Sponsored Enterprises Securities 23.23%
Federal Home Loan Bank	4.00%	10/1/2007	13,048	13,048,000

Repurchase Agreement 0.19%
Repurchase Agreement dated 9/28/2007, 4.38% due 10/1/2007 with State Street Bank & Trust Co. collateralized by $110,000 of Federal National Mortgage Assoc. at Zero Coupon due 1/2/2008; value: $108,625; proceeds: $105,325			105	105,287

Total Short-Term Investments (cost $13,153,286)				13,153,287
Total Investments in Securities 100.84% (cost $56,218,105)				56,645,517
Liabilities in Excess of Cash, Foreign Cash and Other Assets(c) (0.84%)				(469,978)
Net Assets 100.00%				$56,175,539

#	Variable rate security. The interest rate represents the rate at September 30, 2007.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Other Assets in excess of Liabilities include net unrealized appreciation (depreciation) on futures contracts and forward currency exchange contracts, as follows:

Open Futures Contracts at September 30, 2007:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Depreciation

U.S. 5-Year Treasury Note	December 2007	123	Short	$(13,164,844)	$(10,944)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND September 30, 2007

Forward Foreign Currency Contracts Open as of September 30, 2007:

Forward				U.S. $ Cost on	U.S. $	Unrealized
Foreign Currency	Transaction	Expiration	Foreign	Origination	Current	Appreciation/
Contracts	Type	Date	Currency	Date	Value	(Depreciation)

Argentine Peso	Buy	11/2/2007	1,850,000	$567,484	$583,905	$16,421
Argentine Peso	Buy	11/30/2007	1,850,000	570,372	580,967	10,595
Brazilian Real	Buy	10/3/2007	600,000	320,085	327,148	7,063
Brazilian Real	Buy	11/5/2007	2,200,000	1,161,749	1,195,116	33,367
Brazilian Real	Buy	12/3/2007	1,100,000	572,023	595,727	23,704
Brazilian Real	Buy	1/11/2008	600,000	322,841	323,528	687
Brazilian Real	Sell	10/3/2007	600,000	326,264	327,148	(884)
Chilean Peso	Buy	10/3/2007	529,000,000	999,056	1,035,462	36,406
Chilean Peso	Buy	11/2/2007	550,000,000	1,064,036	1,076,452	12,416
Chilean Peso	Buy	11/30/2007	477,000,000	906,155	933,446	27,291
Chilean Peso	Buy	12/4/2007	500,000,000	977,804	978,437	633
Chilean Peso	Sell	10/3/2007	529,000,000	1,034,618	1,035,462	(844)
Colombian Peso	Buy	10/2/2007	2,200,000,000	1,117,318	1,086,309	(31,009)
Colombian Peso	Buy	1/11/2008	2,200,000,000	1,092,353	1,075,083	(17,270)
Colombian Peso	Sell	10/2/2007	2,200,000,000	1,100,550	1,086,309	14,241
Czech Koruna	Buy	10/3/2007	51,000,000	2,414,773	2,640,658	225,885
Czech Koruna	Buy	11/2/2007	18,079,500	885,447	937,668	52,221
Czech Koruna	Buy	12/4/2007	18,043,800	897,590	937,372	39,782
Czech Koruna	Buy	1/11/2008	41,000,000	2,109,054	2,133,368	24,314
Czech Koruna	Sell	10/3/2007	51,000,000	2,607,362	2,640,658	(33,296)
Czech Koruna	Sell	11/2/2007	5,300,000	267,339	274,877	(7,538)
Hong Kong Dollar	Buy	10/2/2007	10,047,200	1,285,489	1,292,401	6,912
Hong Kong Dollar	Buy	11/5/2007	6,500,000	835,272	836,053	781
Hong Kong Dollar	Buy	12/4/2007	14,036,400	1,803,376	1,806,047	2,671
Hong Kong Dollar	Buy	1/11/2008	22,000,000	2,836,148	2,832,189	(3,959)
Hong Kong Dollar	Sell	10/2/2007	10,047,200	1,294,542	1,292,401	2,141
Hungarian Forint	Buy	10/2/2007	312,290,000	1,692,262	1,773,787	81,525
Hungarian Forint	Buy	12/4/2007	297,000,000	1,594,888	1,680,834	85,946
Hungarian Forint	Buy	1/11/2008	280,000,000	1,578,007	1,581,147	3,140
Hungarian Forint	Sell	10/2/2007	312,290,000	1,769,248	1,773,787	(4,539)
Indian Rupee	Buy	10/3/2007	48,500,000	1,199,011	1,217,038	18,027
Indian Rupee	Buy	1/11/2008	48,500,000	1,217,675	1,214,204	(3,471)
Indian Rupee	Sell	10/3/2007	48,500,000	1,220,740	1,217,039	3,701
Indonesian Rupiah	Buy	11/2/2007	8,300,000,000	893,530	904,600	11,070
Indonesian Rupiah	Buy	11/30/2007	7,780,000,000	825,377	846,450	21,073
Indonesian Rupiah	Buy	12/4/2007	4,600,000,000	500,816	500,326	(490)
Israeli Shekel	Buy	10/3/2007	4,500,000	1,061,178	1,120,111	58,933
Israeli Shekel	Buy	12/4/2007	4,245,000	1,032,445	1,058,052	25,607
Israeli Shekel	Buy	1/11/2008	4,000,000	998,303	997,465	(838)
Israeli Shekel	Sell	10/3/2007	4,500,000	1,120,518	1,120,111	407
Malaysian Ringgit	Buy	10/3/2007	2,545,500	735,694	747,188	11,494

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND September 30, 2007

Forward Foreign Currency Contracts Open as of September 30, 2007:

Forward				U.S. $ Cost on	U.S. $	Unrealized
Foreign Currency	Transaction	Expiration	Foreign	Origination	Current	Appreciation/
Contracts	Type	Date	Currency	Date	Value	(Depreciation)

Malaysian Ringgit	Buy	11/30/2007	3,600,000	$1,034,691	$1,059,346	$24,655
Malaysian Ringgit	Buy	1/11/2008	2,545,500	747,577	750,281	2,704
Malaysian Ringgit	Sell	10/3/2007	2,545,500	743,212	747,188	(3,976)
Mexican Peso	Buy	10/3/2007	22,500,000	2,074,019	2,056,425	(17,594)
Mexican Peso	Buy	11/5/2007	20,623,000	1,875,244	1,880,609	5,365
Mexican Peso	Buy	12/5/2007	20,695,000	1,865,507	1,883,695	18,188
Mexican Peso	Buy	1/11/2008	16,300,000	1,482,074	1,478,901	(3,173)
Mexican Peso	Sell	10/3/2007	22,500,000	2,056,037	2,056,425	(388)
Mexican Peso	Sell	11/5/2007	20,623,000	1,849,016	1,880,609	(31,593)
New Romania Leu	Buy	10/3/2007	2,500,000	1,055,743	1,065,993	10,250
New Romania Leu	Buy	12/4/2007	2,400,000	996,595	1,020,370	23,775
New Romania Leu	Buy	1/11/2008	2,100,000	889,039	890,744	1,705
New Romania Leu	Sell	10/3/2007	2,500,000	1,061,571	1,065,993	(4,422)
New Turkish Lira	Buy	10/3/2007	4,600,000	3,372,434	3,804,525	432,091
New Turkish Lira	Buy	11/1/2007	1,700,000	1,291,499	1,392,134	100,635
New Turkish Lira	Buy	12/4/2007	2,375,000	1,802,319	1,924,031	121,712
New Turkish Lira	Buy	1/11/2008	3,000,000	2,401,922	2,404,201	2,279
New Turkish Lira	Sell	10/3/2007	4,600,000	3,690,975	3,804,525	(113,550)
Philippines Peso	Buy	10/3/2007	27,000,000	591,120	599,205	8,085
Philippines Peso	Buy	12/4/2007	22,655,000	500,663	501,620	957
Philippines Peso	Buy	1/11/2008	27,000,000	596,422	597,168	746
Philippines Peso	Sell	10/3/2007	27,000,000	596,027	599,206	(3,179)
Polish Zloty	Buy	10/3/2007	7,600,000	2,726,555	2,875,961	149,406
Polish Zloty	Buy	11/2/2007	4,264,800	1,541,308	1,614,422	73,114
Polish Zloty	Buy	12/4/2007	2,843,200	1,019,068	1,076,635	57,567
Polish Zloty	Buy	1/11/2008	4,300,000	1,622,642	1,627,202	4,560
Polish Zloty	Sell	10/3/2007	7,600,000	2,821,698	2,875,961	(54,263)
Russian Ruble	Buy	10/2/2007	30,250,000	1,192,776	1,216,514	23,738
Russian Ruble	Buy	11/2/2007	28,000,000	1,121,121	1,123,399	2,278
Russian Ruble	Sell	10/2/2007	30,250,000	1,213,398	1,216,514	(3,116)
Singapore Dollar	Buy	10/3/2007	3,650,000	2,397,845	2,458,009	60,164
Singapore Dollar	Buy	11/5/2007	1,800,000	1,192,693	1,215,156	22,463
Singapore Dollar	Buy	12/4/2007	3,514,170	2,321,576	2,377,369	55,793
Singapore Dollar	Buy	1/11/2008	3,150,000	2,138,377	2,135,823	(2,554)
Singapore Dollar	Sell	10/3/2007	3,650,000	2,459,569	2,458,009	1,560
Slovakian Koruna	Buy	10/2/2007	21,400,000	873,469	900,140	26,671
Slovakian Koruna	Buy	12/4/2007	21,300,000	880,711	897,660	16,949
Slovakian Koruna	Buy	1/11/2008	34,000,000	1,420,811	1,434,404	13,593
Slovakian Koruna	Sell	10/2/2007	21,400,000	891,444	900,140	(8,696)
South African Rand	Buy	10/3/2007	12,000,000	1,694,238	1,740,566	46,328
South African Rand	Buy	11/2/2007	6,129,435	854,074	885,180	31,106

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND September 30, 2007

Forward Foreign Currency Contracts Open as of September 30, 2007:

Forward				U.S. $ Cost on	U.S. $	Unrealized
Foreign Currency	Transaction	Expiration	Foreign	Origination	Current	Appreciation/
Contracts	Type	Date	Currency	Date	Value	(Depreciation)

South African Rand	Buy	12/4/2007	7,000,000	$963,789	$1,006,051	$42,262
South African Rand	Sell	10/3/2007	12,000,000	1,675,816	1,740,566	(64,750)
South African Rand	Sell	12/4/2007	4,000,000	576,203	574,886	1,317
Taiwan Dollar	Buy	11/2/2007	29,000,000	893,132	892,580	(552)
Taiwan Dollar	Buy	11/30/2007	18,300,000	558,438	564,705	6,267

Total Forward Foreign Currency Contracts				$114,433,249	$116,887,376	$1,830,793

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios (the “Funds”) Equity Series (the “Global Equity Fund”) and Lord Abbett Developing Local Markets Fund (the “Developing Local Markets Fund”; formerly named the “Global Income Fund”). Global Equity Fund is diversified as defined under the Act and the Developing Local Markets Fund is non-diversified.

Global Equity Fund’s investment objective is long-term growth of capital and income consistent with reasonable risk. The production of current income is a secondary consideration. Developing Local Markets Fund’s investment objective is to seek high total return.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)   Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/deal supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c) Foreign Transactions—The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d)  Forward Foreign Currency Exchange Contracts—The Developing Local Markets Fund may invest substantially in forward foreign currency contracts or other derivatives, such as options, futures contracts, and swap agreements. U.S. fixed income instruments are used to “cover” the Developing Local Markets Fund’s net exposure under forward contracts and other instruments that provide investment exposure to the currencies of developing markets. The Global Equity Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Forward contracts may also be structured for cash settlement, rather than physical delivery. The contracts are valued daily at forward exchange rates. As of September 30, 2007, only Developing Local Markets Fund had open forward foreign currency exchange contracts.

(e)   Futures Contracts—Each Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end. As of September 30, 2007, only Developing Local Markets Fund had open futures contracts.

(f) Mortgage Dollar Rolls—Developing Local Markets Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. Such transactions are treated as financing transactions for financial reporting purposes. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain, in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

(g) When-Issued or Forward Transactions—Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced (“TBA”) transactions involve a commitment by the fund to purchase securities, with

Notes to Schedule of Investments (unaudited)(continued)

payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h) TBA Sale Commitments—Developing Local Markets Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(i) Repurchase Agreements—Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(j) Reverse Repurchase Agreements—Developing Local Markets Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and agrees to repurchase the same security at an agreed-upon later date at an agreed-upon price. The interest payments associated with such transactions are included in interest expense in the Statement of Operations. Reverse repurchase agreements expose a Fund to credit risk, but this risk is reduced because each Fund maintains collateral equal to at least 100% of the market value of the securities sold. As of September 30, 2007 Developing Local Markets Fund did not have an open reverse repurchase agreements.

(k) Short Sales—Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

3.  FEDERAL TAX INFORMATION

As of September 30, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Global Equity Fund	Developing Local Markets Fund
Tax cost	$104,630,804	$56,592,290
Gross unrealized gain	19,712,234	62,477
Gross unrealized loss	(1,237,333)	(9,250)
Net unrealized security gain	$18,474,901	$53,227

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the treatment of amortization, wash sales, and certain foreign securities.

Notes to Schedule of Investments (unaudited)(concluded)

4.  INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls.

Global Equity Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which Global Equity Fund invests. Although certain companies in which Global Equity Fund may invest may exhibit earnings and revenue growth above the market trend, the stocks of these companies may be more volatile and may drop in value if earnings and revenue growth do not meet expectations. With respect to foreign currency transactions in which the Fund my engage, there is no guarantee that these transactions will be successful. They may lower the Fund’s return or result in significant losses.

Developing Local Markets Fund is subject to currency risk, the risks of investing in foreign securities in foreign markets, the risks of investing in derivatives, liquidity risk, the risks from leverage, interest rate risk, credit risk and the risk of changes in tax treatment.

Foreign currency exchange rates may fluctuate significantly over short periods of time. The Developing Local Markets Fund’s use of currency-related transactions involves the risk that Lord, Abbett & Co. LLC will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Developing Local Markets Fund and denominated in those currencies.

The securities markets of developing or emerging countries tend to be less liquid, be especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index.

Illiquid securities may lower the Developing Local Markets Fund’s returns since the Fund may be unable to sell these securities at its desired time or price.

Leverage, including borrowing, may increase volatility in the Developing Local Markets Fund by magnifying the effect of changes in the value of the Fund’s holdings. The use of leverage may cause investors in the Fund to lose more money in adverse environments than would be the case in the absence of leverage.

The Developing Local Markets Fund is subject to the general risks and considerations associated with investing in debt securities, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in the Developing Local Markets Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Developing Local Markets Fund, a risk that is greater with junk bonds.

The Developing Local Markets Fund believes that its investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of the Fund’s foreign currency gains as nonqualifying income.

These factors can affect each Fund’s performance.

Item 2:                              Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                              Exhibits.

(i)             Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 27, 2007